UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04257

Deutsche Variable Series I

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                         as of March 31, 2017 (Unaudited)

Deutsche Bond VIP

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 54.2%
Consumer Discretionary 8.7%
AMC Networks, Inc., 5.0%, 4/1/2024		265,000	265,000
BMW U.S. Capital LLC, 144A, 3.3%, 4/6/2027 (b)		305,000	303,618
CCO Holdings LLC, 144A, 5.125%, 5/1/2027		414,000	416,070
Charter Communications Operating LLC:
3.579%, 7/23/2020		90,000	92,577
4.908%, 7/23/2025		673,000	711,137
6.484%, 10/23/2045		50,000	57,567
CVS Health Corp., 5.125%, 7/20/2045		110,000	121,363
General Motors Co.:
6.6%, 4/1/2036		55,000	63,234
6.75%, 4/1/2046		50,000	58,614
General Motors Financial Co., Inc., 3.2%, 7/6/2021		190,000	190,721
Goodyear Tire & Rubber Co., 4.875%, 3/15/2027		495,000	495,000
Hilton Domestic Operating Co., Inc., 144A, 4.25%, 9/1/2024		310,000	306,125
Hilton Worldwide Finance LLC, 144A, 4.875%, 4/1/2027		455,000	459,550
International Game Technology PLC, 144A, 6.5%, 2/15/2025		300,000	319,500
Lennar Corp., 4.125%, 1/15/2022		505,000	508,631
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021		295,000	299,425
Nordstrom, Inc.:
4.0%, 3/15/2027		85,000	84,709
5.0%, 1/15/2044		135,000	127,750
PulteGroup, Inc., 5.0%, 1/15/2027		625,000	625,000
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023		300,000	306,750
Time Warner, Inc., 3.8%, 2/15/2027		115,000	113,746
Toll Brothers Finance Corp., 4.875%, 11/15/2025		300,000	302,250
Viacom, Inc.:
5.875%, 2/28/2057		80,000	81,600
6.25%, 2/28/2057		85,000	85,680
Walgreens Boots Alliance, Inc., 4.8%, 11/18/2044		90,000	91,804
			6,487,421
Consumer Staples 1.0%
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/1/2046		235,000	253,970
Kraft Heinz Foods Co., 4.375%, 6/1/2046		355,000	333,133
Molson Coors Brewing Co., 4.2%, 7/15/2046		120,000	112,369
PepsiCo, Inc., 4.45%, 4/14/2046		50,000	53,200
			752,672
Energy 8.3%
Concho Resources, Inc., 5.5%, 4/1/2023		150,000	155,250
ConocoPhillips Co., 4.15%, 11/15/2034		240,000	239,900
Continental Resources, Inc., 5.0%, 9/15/2022		150,000	151,500
Crestwood Midstream Partners LP, 144A, 5.75%, 4/1/2025		245,000	250,206
Enbridge, Inc., 5.5%, 12/1/2046		120,000	127,583
Energy Transfer Partners LP, 5.95%, 10/1/2043		90,000	93,184
Halliburton Co., 4.85%, 11/15/2035		195,000	205,897
Hess Corp., 5.6%, 2/15/2041		180,000	180,278
Kinder Morgan Energy Partners LP, 4.7%, 11/1/2042		160,000	145,095
Marathon Oil Corp., 5.2%, 6/1/2045		200,000	197,146
Newfield Exploration Co., 5.75%, 1/30/2022		150,000	159,188
Noble Holding International Ltd.:
5.75%, 3/16/2018		30,000	30,450
7.75%, 1/15/2024 (c)		650,000	624,000
Petrobras Global Finance BV:
6.125%, 1/17/2022		131,000	137,485
8.375%, 5/23/2021		575,000	649,462
Petroleos Mexicanos:
4.625%, 9/21/2023		135,000	135,776
144A, 5.375%, 3/13/2022		157,000	164,458
Plains All American Pipeline LP:
2.85%, 1/31/2023		165,000	158,168
4.3%, 1/31/2043		95,000	80,911
4.5%, 12/15/2026		165,000	168,259
Raizen Fuels Finance SA, 144A, 5.3%, 1/20/2027		250,000	253,125
Range Resources Corp., 4.875%, 5/15/2025		150,000	143,625
Regency Energy Partners LP, 4.5%, 11/1/2023		130,000	133,396
Rosneft Finance SA, 144A, 7.25%, 2/2/2020		400,000	441,480
Sabine Pass Liquefaction LLC, 144A, 5.0%, 3/15/2027		505,000	527,895
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		90,000	87,362
Transcanada Trust, 5.3%, 3/15/2077		380,000	375,488
Valero Energy Partners LP, 4.375%, 12/15/2026		135,000	136,236
			6,152,803
Financials 10.6%
AIA Group Ltd., 144A, 4.5%, 3/16/2046		200,000	203,995
ANZ New Zealand International Ltd., 144A, 2.125%, 7/28/2021		200,000	194,604
Ares Capital Corp.:
3.625%, 1/19/2022		180,000	178,462
3.875%, 1/15/2020		200,000	203,995
Banque Federative du Credit Mutuel SA, 144A, 2.5%, 4/13/2021		205,000	201,890
BBVA Bancomer SA, 144A, 6.75%, 9/30/2022		250,000	280,000
Blackstone Holdings Finance Co., LLC, 144A, 5.0%, 6/15/2044		50,000	51,710
BNP Paribas SA, 144A, 4.625%, 3/13/2027		420,000	419,891
Branch Banking & Trust Co., 1.45%, 5/10/2019		180,000	178,135
Credit Agricole SA:
144A, 2.375%, 7/1/2021		250,000	244,962
144A, 4.125%, 1/10/2027		250,000	248,009
Credit Suisse Group AG, 144A, 4.282%, 1/9/2028		250,000	248,913
Credit Suisse Group Funding Guernsey Ltd., 3.8%, 6/9/2023		250,000	251,024
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		100,000	99,700
FS Investment Corp., 4.75%, 5/15/2022		150,000	153,409
HSBC Holdings PLC, 4.375%, 11/23/2026		200,000	201,553
ING Groep NV, 3.95%, 3/29/2027		200,000	200,473
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044		70,000	69,766
Legg Mason, Inc., 5.625%, 1/15/2044		100,000	102,048
Loews Corp., 4.125%, 5/15/2043		80,000	76,754
Macquarie Bank Ltd., 144A, 6.125%, 3/8/2027 (c)		295,000	296,475
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		390,000	424,316
Manulife Financial Corp.:
4.061%, 2/24/2032		280,000	280,520
4.9%, 9/17/2020		80,000	85,787
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065		30,000	29,096
Morgan Stanley, 4.375%, 1/22/2047		100,000	100,072
Nationwide Building Society, 144A, 2.45%, 7/27/2021		200,000	197,646
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		90,000	97,601
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018		260,000	260,492
Royal Bank of Scotland Group PLC, 3.875%, 9/12/2023		200,000	197,112
Santander Holdings U.S.A., Inc., 144A, 3.7%, 3/28/2022		290,000	291,001
Santander UK Group Holdings PLC, 2.875%, 8/5/2021		335,000	330,640
Societe Generale SA, 144A, 7.375%, 12/29/2049		476,000	483,426
Standard Chartered PLC:
144A, 3.05%, 1/15/2021		200,000	200,521
144A, 4.05%, 4/12/2026		225,000	226,706
Sumitomo Mitsui Financial Group, Inc., 2.058%, 7/14/2021		80,000	77,875
Suncorp-Metway Ltd., 144A, 2.1%, 5/3/2019		95,000	94,705
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		70,000	69,125
Voya Financial, Inc., 4.8%, 6/15/2046		120,000	118,605
Woori Bank, 144A, 4.5%, 12/29/2049		250,000	246,237
			7,917,251
Health Care 2.3%
AbbVie, Inc., 4.45%, 5/14/2046		120,000	114,508
Aetna, Inc., 2.8%, 6/15/2023		85,000	84,305
Amgen, Inc., 2.6%, 8/19/2026		125,000	115,870
Anthem, Inc., 3.3%, 1/15/2023		60,000	60,516
Bristol-Myers Squibb Co., 3.25%, 2/27/2027		320,000	319,155
HCA, Inc., 5.25%, 6/15/2026		300,000	315,750
Mylan NV, 5.25%, 6/15/2046		45,000	46,082
Shire Acquisitions Investments Ireland DAC, 3.2%, 9/23/2026		263,000	250,435
Stryker Corp.:
3.375%, 11/1/2025		80,000	80,331
4.625%, 3/15/2046		40,000	41,133
Teva Pharmaceutical Finance Netherlands III BV, 2.2%, 7/21/2021		150,000	144,759
UnitedHealth Group, Inc.:
3.45%, 1/15/2027		50,000	50,712
4.2%, 1/15/2047		80,000	81,235
			1,704,791
Industrials 3.1%
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		15,000	14,662
Bombardier, Inc., 144A, 8.75%, 12/1/2021		495,000	542,025
FedEx Corp., 4.55%, 4/1/2046		90,000	89,932
Northrop Grumman Corp., 3.2%, 2/1/2027		170,000	168,394
Rockwell Collins, Inc., 4.35%, 4/15/2047 (b)		170,000	169,774
Siemens Financieringsmaatschappij NV:
144A, 3.4%, 3/16/2027		250,000	252,218
144A, 4.2%, 3/16/2047		250,000	253,570
Transurban Finance Co. Pty Ltd., 144A, 3.375%, 3/22/2027		130,000	125,709
United Rentals North America, Inc.:
5.5%, 5/15/2027		330,000	333,300
5.875%, 9/15/2026		365,000	380,512
			2,330,096
Information Technology 5.5%
Apple, Inc., 3.45%, 2/9/2045		60,000	53,481
Broadcom Corp., 144A, 3.625%, 1/15/2024		190,000	191,400
CA, Inc., 3.6%, 8/15/2022		90,000	91,323
Cardtronics, Inc., 144A, 5.5%, 5/1/2025 (b)		190,000	192,138
CDW LLC, 6.0%, 8/15/2022		300,000	318,546
Diamond 1 Finance Corp.:
144A, 4.42%, 6/15/2021		120,000	125,489
144A, 5.875%, 6/15/2021		1,220,000	1,282,625
144A, 8.1%, 7/15/2036		90,000	113,027
eBay, Inc., 3.8%, 3/9/2022		81,000	84,294
Everett Spinco, Inc.:
144A, 4.25%, 4/15/2024		210,000	213,534
144A, 4.75%, 4/15/2027		250,000	254,971
Fidelity National Information Services, Inc., 3.625%, 10/15/2020		140,000	145,484
Gartner, Inc., 144A, 5.125%, 4/1/2025		45,000	45,844
Hewlett Packard Enterprise Co., 3.6%, 10/15/2020		90,000	92,554
Microsoft Corp., 3.45%, 8/8/2036		85,000	80,527
Quintiles IMS, Inc., 144A, 5.0%, 10/15/2026		250,000	250,938
Seagate HDD Cayman:
144A, 4.25%, 3/1/2022		90,000	89,136
5.75%, 12/1/2034		110,000	99,550
Symantec Corp., 144A, 5.0%, 4/15/2025		115,000	117,924
Tencent Holdings Ltd., 144A, 3.8%, 2/11/2025 (c)		250,000	255,491
			4,098,276
Materials 4.5%
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022 (c)		250,000	257,425
Cemex SAB de CV, 144A, 7.75%, 4/16/2026 (c)		200,000	225,042
CF Industries, Inc., 3.45%, 6/1/2023		450,000	425,250
Freeport-McMoRan, Inc., 2.375%, 3/15/2018		150,000	148,875
Glencore Funding LLC, 144A, 4.625%, 4/29/2024		40,000	41,542
LYB International Finance II BV, 3.5%, 3/2/2027		175,000	171,739
Mexichem SAB de CV, 144A, 5.875%, 9/17/2044		300,000	294,000
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020		325,000	334,347
Rio Tinto Finance U.S.A. Ltd., 3.75%, 6/15/2025		90,000	93,561
St. Marys Cement, Inc., 144A, 5.75%, 1/28/2027		430,000	428,516
Suzano Austria GmbH, 144A, 7.0%, 3/16/2047		265,000	260,363
Vale Overseas Ltd., 6.25%, 8/10/2026		242,000	262,872
Yamana Gold, Inc., 4.95%, 7/15/2024		405,000	407,025
			3,350,557
Real Estate 4.6%
CBL & Associates LP:
(REIT), 5.25%, 12/1/2023		150,000	146,230
(REIT), 5.95%, 12/15/2026 (c)		125,000	120,605
Crown Castle International Corp., (REIT), 5.25%, 1/15/2023		135,000	147,317
CyrusOne LP:
144A, (REIT), 5.0%, 3/15/2024		110,000	113,025
144A, (REIT), 5.375%, 3/15/2027		75,000	75,750
Equinix, Inc., (REIT), 5.375%, 4/1/2023		345,000	359,231
Government Properties Income Trust, (REIT), 3.75%, 8/15/2019		110,000	110,919
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		220,000	234,335
Host Hotels & Resorts LP, (REIT), 3.875%, 4/1/2024		135,000	136,025
Howard Hughes Corp., 144A, (REIT), 5.375%, 3/15/2025		1,030,000	1,019,700
MGM Growth Properties Operating Partnership LP, (REIT), 4.5%, 9/1/2026		280,000	271,600
Omega Healthcare Investors, Inc.:
(REIT), 4.75%, 1/15/2028 (b)		145,000	143,130
(REIT), 4.95%, 4/1/2024		130,000	133,810
Select Income REIT, (REIT), 4.15%, 2/1/2022		120,000	121,108
VEREIT Operating Partnership LP, (REIT), 4.125%, 6/1/2021		285,000	291,718
			3,424,503
Telecommunication Services 3.4%
AT&T, Inc.:
3.4%, 5/15/2025		200,000	193,185
4.25%, 3/1/2027		218,000	220,415
4.5%, 5/15/2035		195,000	184,085
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023		300,000	314,588
CommScope Technologies LLC, 144A, 5.0%, 3/15/2027		210,000	209,674
Deutsche Telekom International Finance BV:
144A, 2.82%, 1/19/2022		250,000	248,561
144A, 3.6%, 1/19/2027		212,000	211,073
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023		200,000	199,500
Telefonica Emisiones SAU:
4.103%, 3/8/2027		150,000	151,059
5.213%, 3/8/2047		150,000	151,840
Verizon Communications, Inc.:
2.625%, 8/15/2026		325,000	296,771
4.272%, 1/15/2036		150,000	138,901
			2,519,652
Utilities 2.2%
AES Argentina Generacion SA, 144A, 7.75%, 2/2/2024		218,000	219,681
AmeriGas Partners LP, 5.5%, 5/20/2025		208,000	206,440
Electricite de France SA, 144A, 4.75%, 10/13/2035		150,000	153,813
Great Plains Energy, Inc., 4.85%, 4/1/2047		85,000	87,140
NRG Energy, Inc., 144A, 6.625%, 1/15/2027		270,000	269,325
Pampa Energia SA, 144A, 7.5%, 1/24/2027		455,000	460,801
Southern Co., 3.25%, 7/1/2026		205,000	195,568
Southern Power Co., Series F, 4.95%, 12/15/2046		87,000	86,024
			1,678,792
Total Corporate Bonds (Cost $40,070,299)			40,416,814
Mortgage-Backed Securities Pass-Throughs 16.7%
Federal Home Loan Mortgage Corp.:
4.0%, with various maturities from 8/1/2039 until 3/1/2043 (b)		1,553,042	1,632,492
5.5%, with various maturities from 10/1/2023 until 6/1/2035		861,360	967,405
6.5%, 3/1/2026		122,023	134,061
Federal National Mortgage Association:
3.0% *, 9/1/2038		43,332	45,411
3.5%, with various maturities from 1/1/2044 until 1/1/2047 (b)		3,635,144	3,728,914
5.0%, with various maturities from 10/1/2033 until 8/1/2040		828,514	906,337
5.5%, with various maturities from 12/1/2032 until 8/1/2037		901,180	1,005,594
6.0%, with various maturities from 4/1/2024 until 3/1/2025		254,239	287,052
6.5%, with various maturities from 6/1/2017 until 12/1/2037		292,418	335,386
Government National Mortgage Association, 4.0%, with various maturities from 2/15/2041 until 4/15/2041		3,197,523	3,381,646
Total Mortgage-Backed Securities Pass-Throughs (Cost $12,235,324)			12,424,298
Asset-Backed 4.9%
Automobile Receivables 0.6%
Avis Budget Rental Car Funding AESOP LLC, "C", Series 2015-1A, 144A, 3.96%, 7/20/2021		500,000	495,324
Credit Card Receivables 1.3%
World Financial Network Credit Card Master Trust, "M", Series 2016-A, 2.33%, 4/15/2025		1,000,000	978,310
Miscellaneous 3.0%
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		169,613	167,508
PennyMac LLC, "A1", Series 2015-NPL1, 144A, 4.0%, 3/25/2055		298,461	299,973
Taco Bell Funding LLC, "A2I", Series 2016-1A, 144A, 3.832%, 5/25/2046		741,275	751,442
Telos CLO Ltd., "A1", Series 2014-6A, 144A, 2.38% *, 1/17/2027		500,000	501,195
Voya CLO Ltd., "C", Series 2015-1A, 144A, 4.282% *, 4/18/2027		500,000	492,891
			2,213,009
Total Asset-Backed (Cost $3,684,725)			3,686,643
Commercial Mortgage-Backed Securities 2.3%
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K043, Interest Only, 0.548% **, 12/25/2024		4,970,952	178,038
"X1", Series K054, Interest Only, 1.18% **, 1/25/2026		1,845,083	156,558
JPMBB Commercial Mortgage Securities Trust, "A3", Series 2014-C19, 3.669%, 4/15/2047		150,000	155,512
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2007-C1, 5.716%, 2/15/2051		686,951	696,436
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%, 7/15/2040		552,024	553,320
Total Commercial Mortgage-Backed Securities (Cost $1,822,606)			1,739,864
Collateralized Mortgage Obligations 2.9%
Countrywide Home Loans, "A2", Series 2006-1, 6.0%, 3/25/2036		225,494	188,888
CS First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035		94,175	51,314
Federal Home Loan Mortgage Corp.:
"PI", Series 4485, Interest Only, 3.5%, 6/15/2045		2,032,247	337,471
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		337,156	50,790
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		1,554,612	309,154
"JS", Series 3572, Interest Only, 5.888% **, 9/15/2039		329,644	46,753
Government National Mortgage Association:
"PL", Series 2013-19, 2.5%, 2/20/2043		684,500	631,408
"HX", Series 2012-91, 3.0%, 9/20/2040		324,024	329,449
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		395,116	54,820
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		290,849	47,977
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		488,794	27,233
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		589,066	9,348
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		85,767	15,587
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		164,443	32,289
"AI", Series 2007-38, Interest Only, 5.532% **, 6/16/2037		45,908	6,508
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		72,106	12,429
MASTR Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020		41,141	42,011
"8A1", Series 2004-3, 7.0%, 4/25/2034		6,915	7,379
Total Collateralized Mortgage Obligations (Cost $2,507,613)			2,200,808
Government & Agency Obligations 16.4%
Other Government Related (d) 1.7%
Novatek OAO, 144A, 6.604%, 2/3/2021		300,000	329,274
Province of New Brunswick Canada, 3.8%, 8/14/2045	CAD	1,000,000	791,262
Vnesheconombank, 144A, 6.902%, 7/9/2020		150,000	164,578
			1,285,114
Sovereign Bonds 5.1%
Government of Australia, Series 150, REG S, 3.0%, 3/21/2047	AUD	1,272,000	863,136
Government of New Zealand, Series 0427, REG S, 4.5%, 4/15/2027	NZD	900,000	700,217
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		250,000	244,725
Kingdom of Norway, 144A, REG S, 1.75%, 2/17/2027	NOK	12,785,000	1,503,744
Province of British Columbia Canada, 2.25%, 6/2/2026		500,000	480,471
			3,792,293
U.S. Government Sponsored Agency 0.9%
Federal Home Loan Mortgage Corp., 6.25%, 7/15/2032		500,000	696,330
U.S. Treasury Obligations 8.7%
U.S. Treasury Bond, 2.875%, 11/15/2046		1,270,000	1,232,247
U.S. Treasury Notes:
0.75%, 10/31/2017 (e)		4,000,000	3,995,312
2.25%, 2/15/2027		1,255,000	1,238,970
			6,466,529
Total Government & Agency Obligations (Cost $12,306,323)			12,240,266
Short-Term U.S. Treasury Obligations 1.1%
U.S. Treasury Bills:
0.56% ***, 6/1/2017 (f)		181,000	180,792
0.59% ***, 8/10/2017 (f)		623,000	621,236
Total Short-Term U.S. Treasury Obligations (Cost $802,491)			802,028
		Shares	Value ($)
Securities Lending Collateral 2.4%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.63% (g) (h) (Cost $1,760,213)		1,760,213	1,760,213
Cash Equivalents 3.4%
Deutsche Central Cash Management Government Fund, 0.74% (g) (Cost $2,515,920)		2,515,920	2,515,920
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $77,705,514) †		104.3	77,786,854
Other Assets and Liabilities, Net		(4.3)	(3,241,229)
Net Assets		100.0	74,545,625

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2017.
**	These securities are shown at their current rate as of March 31, 2017.
***	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $77,787,819. At March 31, 2017, net unrealized depreciation for all securities based on tax cost was $965. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $971,023 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $971,988.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued or delayed delivery security included.
(c)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2017 amounted to $1,700,087, which is 2.3% of net assets.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At March 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(f)	At March 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At March 31, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
10 Year Canadian Government Bond	CAD	6/21/2017	17	1,755,416	6,342
10 Year U.S. Treasury Note	USD	6/21/2017	26	3,238,625	14,509
5 Year U.S. Treasury Note	USD	6/30/2017	48	5,650,875	6,231
U.S. Treasury Long Bond	USD	6/21/2017	6	905,063	4,581
Total unrealized appreciation					31,663

At March 31, 2017, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized (Depreciation) ($)
Euro-BTP Italian Government Bond	EUR	6/8/2017	15	2,091,301	(4,434)
Euro-OAT French Government Bond	EUR	6/8/2017	12	1,882,347	(3,992)
Federal Republic of Germany Euro-Bund	EUR	6/8/2017	9	1,549,825	(13,622)
Ultra 10 Year U.S. Treasury Note	USD	6/21/2017	56	7,497,875	(69,238)
Ultra Long U.S. Treasury Bond	USD	6/21/2017	57	9,155,625	(47,769)
United Kingdom Long Gilt Bond	GBP	6/28/2017	4	639,380	(10,630)
Total unrealized depreciation					(149,685)

At March 31, 2017, open interest rate swap contracts were as follows:

Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Currency	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
12/16/2015 9/16/2025	500,000	USD	Floating — 3-Month LIBOR	Fixed — 2.64%	12,255	9,495
12/16/2015 9/17/2035	9,700,000	USD	Floating — 3-Month LIBOR	Fixed — 2.938%	441,087	245,361
12/16/2015 9/18/2045	3,600,000	USD	Floating — 3-Month LIBOR	Fixed — 2.998%	231,717	115,602
9/30/2015 9/30/2045	2,000,000	USD	Fixed — 2.88%	Floating — 3-Month LIBOR	(96,299)	(56,548)
12/4/2015 12/4/2045	2,000,000	USD	Fixed — 2.615%	Floating — 3-Month LIBOR	4,381	45,864
2/3/2015 2/3/2045	1,800,000	USD	Fixed — 3.035%	Floating — 3-Month LIBOR	(148,813)	(128,182)
12/16/2015 9/18/2017	13,600,000	USD	Fixed — 1.557%	Floating — 3-Month LIBOR	(22,320)	(25,173)
12/14/2016 12/14/2046	800,000	CAD	Fixed — 2.386%	Floating — 6-Month CDOR	(2,098)	(2,098)
3/13/2017 3/13/2047	62,000,000	JPY	Floating — 6-Month LIBOR	Fixed — 0.895%	6,912	6,912
3/13/2017 3/13/2022	343,000,000	JPY	Fixed — 0.111%	Floating — 6-Month LIBOR	(1,384)	(1,384)
1/28/2015 1/28/2045	2,000,000	USD	Fixed — 3.088%	Floating — 3-Month LIBOR	(187,860)	(168,642)
9/16/2015 9/16/2045	7,195,000	USD	Floating — 3-Month LIBOR	Fixed — 3.0%	465,640	33,708
Total net unrealized appreciation					74,915

CDOR: Canadian Dollar Offered Rate; 3-Month CDOR rate at March 31, 2017 is 0.94%.
LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at March 31, 2017 is 1.15%; 6-Month LIBOR rate at March 31, 2017 is 1.42%.
As of March 31, 2017, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
CAD	2,117,772	GBP	1,300,000	4/10/2017	36,419	Toronto Dominion Bank
USD	1,567,629	JPY	174,800,000	5/8/2017	4,829	Canadian Imperial Bank of Commerce
NZD	1,100,000	USD	790,768	5/15/2017	20,587	Goldman Sachs & Co.
USD	1,159,242	EUR	1,100,000	5/15/2017	16,696	JPMorgan Chase Bank
NOK	13,000,000	USD	1,550,587	5/15/2017	35,818	Barclays Bank PLC
NOK	12,853,000	USD	1,541,406	5/22/2017	43,656	Citigroup, Inc.
CAD	1,068,445	USD	816,006	5/23/2017	11,984	Goldman Sachs & Co.
AUD	2,100,000	JPY	180,372,150	6/8/2017	22,080	Australia & New Zealand Banking Group Ltd.
JPY	177,548,700	AUD	2,100,000	6/8/2017	3,348	Canadian Imperial Bank of Commerce
NOK	12,600,000	USD	1,484,151	6/28/2017	15,305	Citigroup, Inc.
Total unrealized appreciation					210,722
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
GBP	1,300,000	CAD	2,140,645	4/10/2017	(19,217)	Canadian Imperial Bank of Commerce
JPY	174,800,000	USD	1,560,666	5/8/2017	(11,792)	Canadian Imperial Bank of Commerce
EUR	1,100,000	USD	1,167,293	5/15/2017	(8,645)	JPMorgan Chase Securities, Inc.
USD	1,533,837	NOK	13,000,000	5/15/2017	(19,068)	Canadian Imperial Bank of Commerce
AUD	1,100,000	USD	831,430	5/22/2017	(8,164)	Canadian Imperial Bank of Commerce
Total unrealized depreciation					(66,886)

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$40,416,814	$—	$40,416,814
Mortgage-Backed Securities Pass-Throughs	—	12,424,298	—	12,424,298
Asset-Backed	—	3,686,643	—	3,686,643
Commercial Mortgage-Backed Securities	—	1,739,864	—	1,739,864
Collateralized Mortgage Obligations	—	2,200,808	—	2,200,808
Government & Agency Obligations	—	12,240,266	—	12,240,266
Short-Term U.S. Treasury Obligation	—	802,028	—	802,028
Short-Term Investments (i)	4,276,133	—	—	4,276,133
Derivatives (j)
Futures Contracts	31,663	—	—	31,663
Interest Rate Swap Contracts	—	456,942	—	456,942
Forward Foreign Currency Exchange Contracts	—	210,722	—	210,722
Total	$4,307,796	$74,178,385	$—	$78,486,181
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Futures Contracts	$(149,685)	$—	$—	$(149,685)
Interest Rate Swap Contracts	—	(382,027)	—	(382,027)
Forward Foreign Currency Exchange Contracts	—	(66,886)	—	(66,886)
Total	$(149,685)	$(448,913)	$—	$(598,598)

There have been no transfers between fair value measurement levels during the period ended March 31, 2017.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Foreign Exchange Contracts	$ —	$ —	$ 143,836
Interest Rate Contracts	$ (118,022)	$ 74,915	$ —

Investment Portfolio                                                       as of March 31, 2017 (Unaudited)

Deutsche Capital Growth VIP

	Shares	Value ($)
Common Stocks 96.4%
Consumer Discretionary 17.4%
Hotels, Restaurants & Leisure 0.7%
Las Vegas Sands Corp.	94,234	5,377,934
Household Durables 1.3%
Newell Brands, Inc.	218,049	10,285,371
Internet & Direct Marketing Retail 3.2%
Amazon.com, Inc.*	29,410	26,073,142
Media 5.5%
Comcast Corp. "A"	392,122	14,739,866
Time Warner, Inc.	116,220	11,355,856
Walt Disney Co.	166,338	18,861,066
		44,956,788
Multiline Retail 0.5%
Dollar General Corp.	57,402	4,002,642
Specialty Retail 5.0%
Burlington Stores, Inc.*	50,355	4,899,038
Home Depot, Inc.	143,271	21,036,481
L Brands, Inc.	128,338	6,044,720
O'Reilly Automotive, Inc.*	32,940	8,888,529
		40,868,768
Textiles, Apparel & Luxury Goods 1.2%
NIKE, Inc. "B"	173,948	9,694,122
Consumer Staples 9.1%
Beverages 1.8%
PepsiCo, Inc.	128,191	14,339,445
Food & Staples Retailing 2.8%
Costco Wholesale Corp.	51,238	8,592,100
CVS Health Corp.	158,648	12,453,868
Rite Aid Corp.*	495,958	2,107,822
		23,153,790
Food Products 3.9%
Conagra Brands, Inc.	104,490	4,215,126
Mead Johnson Nutrition Co.	139,811	12,454,364
Pinnacle Foods, Inc.	154,976	8,968,461
The WhiteWave Foods Co.*	108,760	6,106,874
		31,744,825
Personal Products 0.6%
Estee Lauder Companies, Inc. "A"	56,854	4,820,651
Energy 0.8%
Oil, Gas & Consumable Fuels
Concho Resources, Inc.*	53,183	6,825,506
Financials 4.7%
Banks 1.1%
SVB Financial Group*	45,912	8,543,764
Capital Markets 2.1%
Intercontinental Exchange, Inc.	137,833	8,252,062
The Charles Schwab Corp.	216,882	8,850,954
		17,103,016
Insurance 1.5%
Progressive Corp.	314,870	12,336,607
Health Care 16.0%
Biotechnology 6.9%
Alexion Pharmaceuticals, Inc.*	32,384	3,926,236
Biogen, Inc.*	19,623	5,365,321
BioMarin Pharmaceutical, Inc.*	60,384	5,300,508
Bioverativ, Inc.*	9,811	534,307
Celgene Corp.*	170,525	21,218,426
Gilead Sciences, Inc.	182,186	12,374,073
Shire PLC (ADR)	44,184	7,698,178
		56,417,049
Health Care Equipment & Supplies 2.5%
Becton, Dickinson & Co.	44,703	8,200,318
Danaher Corp.	91,297	7,808,632
The Cooper Companies, Inc.	20,003	3,998,400
		20,007,350
Health Care Providers & Services 2.3%
Cigna Corp.	87,541	12,823,881
McKesson Corp.	40,840	6,054,938
		18,878,819
Life Sciences Tools & Services 2.1%
Patheon NV*	135,869	3,578,789
Thermo Fisher Scientific, Inc.	88,110	13,533,696
		17,112,485
Pharmaceuticals 2.2%
Allergan PLC	56,329	13,458,125
Bristol-Myers Squibb Co.	76,863	4,179,810
		17,637,935
Industrials 10.0%
Aerospace & Defense 2.6%
Boeing Co.	93,119	16,469,026
TransDigm Group, Inc.	22,924	5,046,948
		21,515,974
Commercial Services & Supplies 0.5%
Stericycle, Inc.*	49,131	4,072,469
Electrical Equipment 2.2%
Acuity Brands, Inc.	22,605	4,611,420
AMETEK, Inc.	242,134	13,094,607
		17,706,027
Industrial Conglomerates 1.5%
Roper Technologies, Inc.	57,084	11,787,275
Machinery 0.7%
Parker-Hannifin Corp.	36,162	5,797,492
Professional Services 1.4%
Equifax, Inc.	37,966	5,191,471
Verisk Analytics, Inc.*	72,915	5,916,323
		11,107,794
Road & Rail 1.1%
Norfolk Southern Corp.	81,684	9,146,157
Information Technology 31.7%
Internet Software & Services 6.7%
Alphabet, Inc. "A"*	22,758	19,294,232
Alphabet, Inc. "C"*	20,914	17,349,418
Facebook, Inc. "A"*	122,856	17,451,695
		54,095,345
IT Services 6.8%
Cognizant Technology Solutions Corp. "A"*	147,186	8,760,511
Fidelity National Information Services, Inc.	118,728	9,453,123
Fiserv, Inc.*	73,997	8,532,594
Global Payments, Inc.	70,863	5,717,227
Visa, Inc. "A"	257,967	22,925,527
		55,388,982
Semiconductors & Semiconductor Equipment 4.4%
Broadcom Ltd.	76,000	16,640,960
Intel Corp.	139,410	5,028,519
NVIDIA Corp.	82,840	9,023,761
NXP Semiconductors NV*	51,116	5,290,506
		35,983,746
Software 6.7%
Adobe Systems, Inc.*	82,864	10,783,092
Microsoft Corp.	575,140	37,878,720
Oracle Corp.	133,386	5,950,350
		54,612,162
Technology Hardware, Storage & Peripherals 7.1%
Apple, Inc.	400,599	57,550,053
Materials 2.8%
Chemicals 1.1%
Albemarle Corp.	85,974	9,082,293
Construction Materials 0.9%
Vulcan Materials Co.	60,237	7,257,354
Containers & Packaging 0.8%
Sealed Air Corp.	158,397	6,902,941
Real Estate 2.2%
Equity Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc.	97,320	10,353,875
Prologis, Inc.	147,007	7,626,723
		17,980,598
Telecommunication Services 1.7%
Diversified Telecommunication Services
Level 3 Communications, Inc.*	106,285	6,081,628
Zayo Group Holdings, Inc.*	227,061	7,470,307
		13,551,935
Total Common Stocks (Cost $455,074,151)		783,718,606
Convertible Preferred Stocks 0.1%
Health Care 0.1%
Allergan PLC, Series A, 5.5%	1,100	934,758
Industrials 0.0%
Stericycle, Inc. Series A, 5.25%	3,000	214,650
Total Convertible Preferred Stocks (Cost $1,400,000)		1,149,408
Cash Equivalents 3.5%
Deutsche Central Cash Management Government Fund, 0.74% (a) (Cost $28,583,939)	28,583,939	28,583,939
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $485,058,090) †	100.0	813,451,953
Other Assets and Liabilities, Net	0.0	(351,714)
Net Assets	100.0	813,100,239

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $485,711,371. At March 31, 2017, net unrealized appreciation for all securities based on tax cost was $327,740,582. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $342,242,471 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $14,501,889.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$783,718,606	$—	$—	$783,718,606
Convertible Preferred Stocks (b)	1,149,408	—	—	1,149,408
Short-Term Investments	28,583,939	—	—	28,583,939
Total	$813,451,953	$—	$—	$813,451,953

There have been no transfers between fair value measurement levels during the period ended March 31, 2017.
(b)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                       as of March 31, 2017 (Unaudited)

Deutsche Core Equity VIP

	Shares	Value ($)
Common Stocks 99.6%
Consumer Discretionary 11.6%
Auto Components 0.6%
BorgWarner, Inc.	25,746	1,075,925
Automobiles 0.5%
Ferrari NV	11,124	827,181
Hotels, Restaurants & Leisure 1.3%
Brinker International, Inc.	29,847	1,312,074
Las Vegas Sands Corp.	14,153	807,712
		2,119,786
Household Durables 0.5%
Newell Brands, Inc.	17,410	821,230
Internet & Direct Marketing Retail 1.9%
Amazon.com, Inc.*	3,559	3,155,196
Media 3.1%
Comcast Corp. "A"	48,850	1,836,271
Omnicom Group, Inc.	4,833	416,653
Time Warner, Inc.	19,636	1,918,634
Walt Disney Co.	9,650	1,094,213
		5,265,771
Specialty Retail 2.2%
Advance Auto Parts, Inc.	12,094	1,793,056
Home Depot, Inc.	4,710	691,569
L Brands, Inc.	25,636	1,207,456
		3,692,081
Textiles, Apparel & Luxury Goods 1.5%
NIKE, Inc. "B"	29,981	1,670,841
VF Corp.	14,049	772,274
		2,443,115
Consumer Staples 8.2%
Beverages 1.6%
PepsiCo, Inc.	24,044	2,689,562
Food & Staples Retailing 3.7%
Sysco Corp.	63,354	3,289,340
Wal-Mart Stores, Inc.	21,870	1,576,389
Walgreens Boots Alliance, Inc.	15,295	1,270,250
		6,135,979
Food Products 2.6%
Conagra Brands, Inc.	34,633	1,397,095
Pinnacle Foods, Inc.	24,708	1,429,852
The JM Smucker Co.	11,592	1,519,480
		4,346,427
Personal Products 0.3%
Coty, Inc. "A"	13,977	253,403
Estee Lauder Companies, Inc. "A"	3,255	275,991
		529,394
Energy 7.2%
Oil, Gas & Consumable Fuels
Antero Resources Corp.*	43,257	986,692
Chevron Corp.	16,207	1,740,146
Concho Resources, Inc.*	10,628	1,363,998
EOG Resources, Inc.	15,107	1,473,688
EQT Corp.	31,935	1,951,228
Occidental Petroleum Corp.	15,258	966,747
Parsley Energy, Inc. "A"*	27,696	900,397
Pioneer Natural Resources Co.	14,022	2,611,317
		11,994,213
Financials 15.3%
Banks 7.7%
Citigroup, Inc.	63,210	3,781,222
JPMorgan Chase & Co.	68,967	6,058,061
U.S. Bancorp.	61,153	3,149,380
		12,988,663
Capital Markets 4.8%
Ameriprise Financial, Inc.	27,651	3,585,782
Lazard Ltd. "A"	30,055	1,382,229
Northern Trust Corp.	25,195	2,181,383
S&P Global, Inc.	6,511	851,248
		8,000,642
Insurance 2.8%
Chubb Ltd.	14,967	2,039,254
MetLife, Inc.	49,670	2,623,569
		4,662,823
Health Care 12.7%
Biotechnology 2.6%
Celgene Corp.*	3,455	429,906
Gilead Sciences, Inc.	36,514	2,480,031
Shire PLC (ADR)	8,191	1,427,118
		4,337,055
Health Care Equipment & Supplies 1.9%
Becton, Dickinson & Co.	15,366	2,818,739
Boston Scientific Corp.*	14,574	362,455
		3,181,194
Health Care Providers & Services 1.6%
Cardinal Health, Inc.	5,065	413,051
Cigna Corp.	9,779	1,432,526
McKesson Corp.	5,608	831,442
		2,677,019
Life Sciences Tools & Services 1.9%
Patheon NV*	17,012	448,096
Thermo Fisher Scientific, Inc.	17,875	2,745,600
		3,193,696
Pharmaceuticals 4.7%
Allergan PLC	8,316	1,986,859
Bristol-Myers Squibb Co.	16,715	908,962
Merck & Co., Inc.	29,267	1,859,625
Pfizer, Inc.	91,017	3,113,691
		7,869,137
Industrials 11.1%
Aerospace & Defense 1.8%
Boeing Co.	17,261	3,052,780
Electrical Equipment 2.2%
AMETEK, Inc.	46,438	2,511,367
Regal Beloit Corp.	15,141	1,145,417
		3,656,784
Industrial Conglomerates 3.7%
General Electric Co.	63,360	1,888,128
Honeywell International, Inc.	13,424	1,676,255
Roper Technologies, Inc.	12,927	2,669,296
		6,233,679
Machinery 1.7%
Ingersoll-Rand PLC	15,346	1,247,937
Parker-Hannifin Corp.	10,143	1,626,126
		2,874,063
Road & Rail 1.7%
Norfolk Southern Corp.	24,634	2,758,269
Information Technology 21.3%
Communications Equipment 1.2%
Cisco Systems, Inc.	61,601	2,082,114
Internet Software & Services 3.4%
Alphabet, Inc. "A"*	3,352	2,841,825
Alphabet, Inc. "C"*	2,946	2,443,884
Pandora Media, Inc.* (a)	31,696	374,330
		5,660,039
IT Services 4.2%
Cognizant Technology Solutions Corp. "A"*	17,834	1,061,480
Fidelity National Information Services, Inc.	17,727	1,411,424
Visa, Inc. "A"	51,251	4,554,676
		7,027,580
Semiconductors & Semiconductor Equipment 4.7%
Analog Devices, Inc.	9,404	770,658
Broadcom Ltd.	3,373	738,552
Intel Corp.	33,281	1,200,446
NVIDIA Corp.	20,364	2,218,251
Texas Instruments, Inc.	16,474	1,327,145
Xilinx, Inc.	28,588	1,654,959
		7,910,011
Software 3.6%
Microsoft Corp.	91,399	6,019,538
Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.	48,760	7,004,861
Materials 3.4%
Chemicals 1.6%
AdvanSix, Inc.*	537	14,671
Albemarle Corp.	15,930	1,682,845
Ecolab, Inc.	7,209	903,576
		2,601,092
Construction Materials 0.8%
Vulcan Materials Co.	11,790	1,420,459
Containers & Packaging 0.3%
Sealed Air Corp.	12,652	551,374
Metals & Mining 0.7%
Steel Dynamics, Inc.	34,606	1,202,905
Real Estate 3.5%
Equity Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc.	29,889	3,179,891
Kimco Realty Corp.	40,885	903,149
Prologis, Inc.	27,483	1,425,818
STORE Capital Corp.	18,143	433,255
		5,942,113
Telecommunication Services 2.3%
Diversified Telecommunication Services 0.6%
Frontier Communications Corp. (a)	414,511	887,053
Wireless Telecommunication Services 1.7%
T-Mobile U.S., Inc.*	44,671	2,885,300
Utilities 3.0%
Electric Utilities 1.0%
NextEra Energy, Inc.	12,408	1,592,815
Multi-Utilities 0.6%
CenterPoint Energy, Inc.	17,784	490,305
MDU Resources Group, Inc.	20,059	549,015
		1,039,320
Water Utilities 1.4%
American Water Works Co., Inc.	30,626	2,381,784
Total Common Stocks (Cost $126,809,620)		166,790,022
Securities Lending Collateral 0.8%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.63% (b) (c) (Cost $1,312,808)	1,312,808	1,312,808
Cash Equivalents 0.4%
Deutsche Central Cash Management Government Fund, 0.74% (b) (Cost $713,052)	713,052	713,052
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $128,835,480) †	100.8	168,815,882
Other Assets and Liabilities, Net	(0.8)	(1,258,465)
Net Assets	100.0	167,557,417

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $129,038,919. At March 31, 2017, net unrealized appreciation for all securities based on tax cost was $39,776,963. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $43,267,378 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,490,415.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2017 amounted to $1,261,192, which is 0.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$166,790,022	$—	$—	$166,790,022
Short-Term Investments (d)	2,025,860	—	—	2,025,860
Total	$168,815,882	$—	$—	$168,815,882

There have been no transfers between fair value measurement levels during the period ended March 31, 2017.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                                                         as of March 31, 2017 (Unaudited)

Deutsche Global Small Cap VIP

	Shares	Value ($)
Common Stocks 95.0%
Australia 0.2%
Austal Ltd. (Cost $72,588)	112,961	149,303
Bermuda 1.1%
Lazard Ltd. "A" (a) (Cost $549,757)	22,449	1,032,430
Canada 2.2%
Detour Gold Corp.*	33,100	379,324
Quebecor, Inc. "B"	30,781	949,227
SunOpta, Inc.* (b)	100,054	695,375
(Cost $1,774,883)		2,023,926
China 0.9%
Minth Group Ltd. (Cost $70,637)	215,036	866,065
Finland 1.0%
Cramo Oyj (Cost $834,274)	39,353	897,570
France 1.9%
Altran Technologies SA*	75,264	1,267,002
Criteo SA (ADR)*	10,834	541,591
(Cost $1,478,022)		1,808,593
Germany 3.1%
M.A.X. Automation AG	52,609	360,873
PATRIZIA Immobilien AG*	50,662	897,167
Rational AG	1,247	580,742
United Internet AG (Registered)	23,979	1,061,091
(Cost $943,790)		2,899,873
Hong Kong 1.1%
Techtronic Industries Co., Ltd. (Cost $302,135)	245,041	991,641
India 1.0%
WNS Holdings Ltd. (ADR)* (Cost $989,045)	34,321	981,924
Indonesia 0.9%
PT Arwana Citramulia Tbk	8,070,309	289,491
PT Matahari Department Store Tbk	515,300	509,480
(Cost $1,072,810)		798,971
Ireland 3.1%
Avadel Pharmaceuticals PLC (ADR)*	114,494	1,108,302
Greencore Group PLC	270,991	834,552
Ryanair Holdings PLC*	59,579	923,192
(Cost $2,442,220)		2,866,046
Israel 1.6%
Kornit Digital Ltd.* (a)	27,088	517,381
Mellanox Technologies Ltd.* (a)	19,498	993,423
(Cost $1,290,634)		1,510,804
Italy 2.6%
Moncler SpA	66,400	1,454,253
Prysmian SpA	36,037	952,649
(Cost $1,795,439)		2,406,902
Japan 9.5%
Ai Holdings Corp.	37,317	886,585
Anicom Holdings, Inc.	26,300	555,151
BRONCO BILLY Co., Ltd.	9,600	248,946
Daikyonishikawa Corp.	76,300	999,925
Kura Corp.	5,700	238,076
Kusuri no Aoki Holdings Co., Ltd.	15,458	689,383
MISUMI Group, Inc.	20,774	375,436
Nippon Seiki Co., Ltd.	28,964	623,091
Optex Group Co., Ltd.	25,400	692,437
Syuppin Co., Ltd.	42,200	616,720
Topcon Corp.	28,200	504,576
Universal Entertainment Corp.	6,514	208,298
UT Group Co., Ltd.* (b)	103,924	1,350,741
Zenkoku Hosho Co., Ltd.	25,500	868,095
(Cost $6,021,930)		8,857,460
Korea 1.5%
i-SENS, Inc.	19,340	509,311
Vieworks Co., Ltd.	15,136	872,997
(Cost $1,447,194)		1,382,308
Malaysia 0.2%
Tune Protect Group Bhd. (Cost $355,198)	705,314	223,125
Netherlands 1.7%
Brunel International NV	23,015	374,424
Core Laboratories NV (c)	6,197	715,878
SBM Offshore NV	30,097	493,652
(Cost $1,334,486)		1,583,954
Panama 0.8%
Banco Latinoamericano de Comercio Exterior SA "E" (Cost $632,388)	26,626	738,605
Spain 1.1%
Talgo SA 144A*	109,400	606,648
Telepizza Group SA 144A*	79,606	404,491
(Cost $1,156,824)		1,011,139
Sweden 1.1%
Nobina AB 144A (Cost $738,909)	176,497	1,048,860
Taiwan 0.6%
Basso Industry Corp. (Cost $467,474)	172,000	522,647
United Kingdom 7.3%
Arrow Global Group PLC	144,139	647,873
Auto Trader Group PLC 144A	91,274	448,623
Babcock International Group PLC	61,831	683,269
Cardtronics PLC "A"* (a)	20,375	952,531
Clinigen Healthcare Ltd.	66,848	665,843
Domino's Pizza Group PLC	168,986	653,800
Electrocomponents PLC	154,300	915,189
Hargreaves Lansdown PLC	27,923	455,151
Polypipe Group PLC	123,640	590,202
Scapa Group PLC	177,902	788,486
(Cost $4,929,602)		6,800,967
United States 50.5%
Advance Auto Parts, Inc.	4,033	597,933
Affiliated Managers Group, Inc.	6,900	1,131,186
Ambarella, Inc.* (b)	10,500	574,455
AZZ, Inc.	16,839	1,001,921
Belden, Inc.	12,000	830,280
Berry Plastics Group, Inc.*	14,971	727,141
BioScrip, Inc.* (b)	246,700	419,390
Casey's General Stores, Inc.	9,746	1,093,989
Cognex Corp.	11,019	925,045
Commercial Metals Co.	38,700	740,331
Cypress Semiconductor Corp.	46,000	632,960
Del Taco Restaurants, Inc.*	83,798	1,111,161
Deluxe Corp.	12,400	894,908
Diamondback Energy, Inc.*	9,912	1,028,023
Dolby Laboratories, Inc. "A"	16,500	864,765
FCB Financial Holdings, Inc. "A"*	18,879	935,454
Five9, Inc.*	33,200	546,472
Fox Factory Holding Corp.*	30,604	878,335
Gentherm, Inc.*	31,493	1,236,100
Gibraltar Industries, Inc.*	25,573	1,053,608
Hain Celestial Group, Inc.*	14,946	555,991
Helen of Troy Ltd.*	11,200	1,055,040
Horizon Global Corp.*	41,100	570,468
Inphi Corp.*	17,115	835,554
Jack in the Box, Inc.	9,453	961,559
Kindred Healthcare, Inc.	66,309	553,680
Knowles Corp.* (b)	60,776	1,151,705
Leucadia National Corp.	29,018	754,468
Ligand Pharmaceuticals, Inc.* (b)	4,480	474,163
Masonite International Corp.*	10,632	842,586
Matador Resources Co.*	34,637	824,014
Middleby Corp.*	1,863	254,206
Molina Healthcare, Inc.*	19,906	907,714
National Storage Affiliates Trust (REIT)	30,400	726,560
NETGEAR, Inc.*	13,300	659,015
Neurocrine Biosciences, Inc.*	11,274	488,164
On Assignment, Inc.*	9,770	474,138
Pacira Pharmaceuticals, Inc.*	13,797	629,143
PAREXEL International Corp.*	14,950	943,495
Patterson-UTI Energy, Inc.	28,455	690,603
Primoris Services Corp.	50,945	1,182,943
Providence Service Corp.*	26,138	1,161,573
Retrophin, Inc.*	56,926	1,050,854
Rush Enterprises, Inc. "A"*	40,223	1,330,577
Sinclair Broadcast Group, Inc. "A"	30,645	1,241,123
South State Corp.	8,387	749,378
Super Micro Computer, Inc.*	25,738	652,458
Teladoc, Inc.* (b)	21,600	540,000
Tenneco, Inc.	13,738	857,526
TiVo Corp.	31,708	594,525
Trinseo SA	15,845	1,063,200
TriState Capital Holdings, Inc.*	32,537	759,739
WABCO Holdings, Inc.*	8,420	988,676
Welbilt, Inc.*	61,740	1,211,956
WEX, Inc.*	7,161	741,164
Xactly Corp.*	59,750	711,025
Zions Bancorp.	15,982	671,244
(Cost $38,042,779)		47,083,684
Total Common Stocks (Cost $68,743,018)		88,486,797
Convertible Preferred Stock 0.2%
United States
Providence Service Corp. (Cost $196,900)	1,969	219,414
Warrants 0.0%
France
Parrot SA, Expiration Date 12/15/2022*	13,230	2,032
Parrot SA, Expiration Date 12/22/2022*	13,230	2,164
Total Warrants (Cost $0)		4,196
Securities Lending Collateral 2.6%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.63% (d) (e) (Cost $2,408,289)	2,408,289	2,408,289
Cash Equivalents 4.6%
Deutsche Central Cash Management Government Fund, 0.74% (d) (Cost $4,247,396)	4,247,396	4,247,396
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $75,595,603) †	102.4	95,366,092
Other Assets and Liabilities, Net	(2.4)	(2,205,355)
Net Assets	100.0	93,160,737

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $76,674,781. At March 31, 2017, net unrealized appreciation for all securities based on tax cost was $18,691,311. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $22,357,348 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,666,037.
(a)	Listed on the NASDAQ Exchange.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2017 amounted to $2,286,839, which is 2.5% of net assets.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

At March 31, 2017 the Deutsche Global Small Cap VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Convertible Preferred Stock & Warrants
Information Technology	20,319,332	22.9%
Consumer Discretionary	17,795,905	20.1%
Industrials	17,585,559	19.8%
Health Care	10,544,043	11.9%
Financials	9,521,899	10.7%
Consumer Staples	3,869,290	4.4%
Energy	3,752,170	4.2%
Materials	3,698,482	4.2%
Real Estate	1,623,727	1.8%
Total	88,710,407	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$149,303	$—	$—	$149,303
Bermuda	1,032,430	—	—	1,032,430
Canada	2,023,926	—	—	2,023,926
China	866,065	—	—	866,065
Finland	897,570	—	—	897,570
France	1,808,593	—	—	1,808,593
Germany	2,899,873	—	—	2,899,873
Hong Kong	991,641	—	—	991,641
India	981,924	—	—	981,924
Indonesia	798,971	—	—	798,971
Ireland	2,866,046	—	—	2,866,046
Israel	1,510,804	—	—	1,510,804
Italy	2,406,902	—	—	2,406,902
Japan	8,857,460	—	—	8,857,460
Korea	1,382,308	—	—	1,382,308
Malaysia	223,125	—	—	223,125
Netherlands	1,583,954	—	—	1,583,954
Panama	738,605	—	—	738,605
Spain	1,011,139	—	—	1,011,139
Sweden	1,048,860	—	—	1,048,860
Taiwan	522,647	—	—	522,647
United Kingdom	6,800,967	—	—	6,800,967
United States	47,083,684	—	—	47,083,684
Convertible Preferred Stock	—	—	219,414	219,414
Warrants	—	—	4,196	4,196
Short-Term Investments (f)	6,655,685	—	—	6,655,685
Total	$95,142,482	$—	$223,610	$95,366,092

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 2 to Level 1. During the period ended March 31, 2017, the amount of the transfers between Level 2 and Level 1 was $31,147,651.

Transfers between price levels are recognized at the beginning of the reporting year.

(f)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                                                         as of March 31, 2017 (Unaudited)

Deutsche CROCI® International VIP

	Shares	Value ($)
Common Stocks 96.0%
France 8.2%
Bureau Veritas SA	93,301	1,968,275
Cie Generale des Etablissements Michelin	16,695	2,027,694
Danone SA	29,054	1,976,228
Sanofi	22,817	2,059,750
(Cost $7,712,309)		8,031,947
Germany 7.9%
Bayer AG (Registered)	16,033	1,848,087
Beiersdorf AG	20,533	1,943,595
Continental AG	9,173	2,010,973
Siemens AG (Registered)	14,222	1,948,088
(Cost $7,029,702)		7,750,743
Hong Kong 8.0%
CLP Holdings Ltd.	185,649	1,940,936
HK Electric Investments & HK Electric Investments Ltd. "SS", 144A, (Units)	2,176,000	2,007,582
Hong Kong & China Gas Co., Ltd.	962,757	1,925,142
MTR Corp., Ltd.	356,231	2,000,834
(Cost $6,661,976)		7,874,494
Japan 22.5%
ANA Holdings, Inc.	618,000	1,886,252
Astellas Pharma, Inc.	135,700	1,786,906
Bridgestone Corp.	49,508	2,002,466
Central Japan Railway Co.	11,100	1,808,623
Daiichi Sankyo Co., Ltd.	83,300	1,875,802
Fuji Heavy Industries Ltd.	43,300	1,588,017
Osaka Gas Co., Ltd.	483,000	1,835,166
Secom Co., Ltd.	25,100	1,796,658
Sekisui House Ltd.	112,900	1,856,821
Sumitomo Electric Industries Ltd.	125,100	2,074,325
Tokyo Gas Co., Ltd.	395,000	1,797,422
Toyota Industries Corp.	37,335	1,854,509
(Cost $21,102,281)		22,162,967
Netherlands 1.9%
Koninklijke DSM NV (Cost $1,829,037)	27,871	1,885,355
Singapore 4.0%
Keppel Corp., Ltd.	413,216	2,050,055
Singapore Airlines Ltd.	258,041	1,857,578
(Cost $4,218,085)		3,907,633
Spain 4.3%
Gas Natural SDG SA	95,928	2,101,981
Iberdrola SA	289,984	2,074,224
(Cost $4,241,171)		4,176,205
Switzerland 17.4%
ABB Ltd. (Registered)*	76,457	1,788,437
Givaudan SA (Registered)	997	1,795,625
Kuehne + Nagel International AG (Registered)	13,475	1,903,572
Nestle SA (Registered)	24,900	1,910,413
Novartis AG (Registered)	25,405	1,885,750
Roche Holding AG (Genusschein)	7,711	1,969,224
Schindler Holding AG	9,790	1,894,177
Sika AG (Bearer)	356	2,136,035
Wolseley PLC	29,185	1,835,608
(Cost $15,845,974)		17,118,841
United Kingdom 21.8%
BAE Systems PLC	243,261	1,958,223
Barratt Developments PLC	305,943	2,094,823
British American Tobacco PLC	29,236	1,941,379
Bunzl PLC	69,513	2,020,555
Diageo PLC	64,195	1,836,618
easyJet PLC	147,925	1,901,540
GlaxoSmithKline PLC	94,922	1,973,607
Imperial Brands PLC	38,928	1,886,048
National Grid PLC	156,776	1,990,765
Persimmon PLC	75,748	1,987,305
Smith & Nephew PLC	121,325	1,848,419
(Cost $22,101,492)		21,439,282
Total Common Stocks (Cost $90,742,027)		94,347,467
Preferred Stock 1.9%
Germany
Henkel AG & Co. KGaA (Cost $1,805,455)	14,770	1,892,371
Cash Equivalents 0.3%
Deutsche Central Cash Management Government Fund, 0.74% (a) (Cost $324,995)	324,995	324,995
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $92,872,477) †	98.2	96,564,833
Other Assets and Liabilities, Net	1.8	1,769,384
Net Assets	100.0	98,334,217

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $93,794,676. At March 31, 2017, net unrealized appreciation for all securities based on tax cost was $2,770,157. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,496,401 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,726,244.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
As of March 31, 2017, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
GBP	19,128,587	USD	24,102,498	4/28/2017	120,581	Citigroup, Inc.
EUR	22,211,930	USD	24,153,230	4/28/2017	427,728	Citigroup, Inc.
HKD	61,802,234	USD	7,960,976	4/28/2017	3,143	Citigroup, Inc.
SEK	89,613	USD	10,227	4/28/2017	213	Citigroup, Inc.
JPY	2,546,050,395	USD	23,029,676	4/28/2017	134,385	Citigroup, Inc.
SGD	5,596,684	USD	4,014,259	4/28/2017	12,408	Citigroup, Inc.
CHF	15,735,367	USD	15,987,264	4/28/2017	252,471	Citigroup, Inc.
USD	417,931	JPY	46,695,759	4/28/2017	1,980	Citigroup, Inc.
USD	510,333	GBP	409,843	4/28/2017	3,496	Citigroup, Inc.
Total unrealized appreciation					956,405
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	388,814	CHF	385,427	4/28/2017	(3,401)	Citigroup, Inc.
USD	347,865	EUR	321,986	4/28/2017	(3,938)	Citigroup, Inc.
USD	108,663	HKD	843,604	4/28/2017	(38)	Citigroup, Inc.
USD	49,961	SGD	69,680	4/28/2017	(137)	Citigroup, Inc.
AUD	14,541	USD	11,053	4/28/2017	(51)	Citigroup, Inc.
Total unrealized depreciation					(7,565)

Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

At March 31, 2017 the Deutsche CROCI International VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Preferred Stock
Industrials	28,618,475	29.7%
Consumer Discretionary	17,496,933	18.2%
Utilities	15,673,218	16.3%
Health Care	15,247,545	15.8%
Consumer Staples	13,386,652	13.9%
Materials	5,817,015	6.1%
Total	96,239,838	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
France	$8,031,947	$—	$—	$8,031,947
Germany	7,750,743	—	—	7,750,743
Hong Kong	7,874,494	—	—	7,874,494
Japan	22,162,967	—	—	22,162,967
Netherlands	1,885,355	—	—	1,885,355
Singapore	3,907,633	—	—	3,907,633
Spain	4,176,205	—	—	4,176,205
Switzerland	17,118,841	—	—	17,118,841
United Kingdom	21,439,282	—	—	21,439,282
Preferred Stock	1,892,371	—	—	1,892,371
Short-Term Investments	324,995	—	—	324,995
Derivatives (b)
Forward Foreign Currency Exchange Contracts	—	956,405	—	956,405
Total	$96,564,833	$956,405	$—	$97,521,238
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Exchange Contracts	$—	$(7,565)	$—	$(7,565)
Total	$—	$(7,565)	$—	$(7,565)

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 2 to Level 1. During the period ended March 31, 2017, the amount ofthe transfers between Level 2 and Level 1 was $88,543,680.

Transfers between price levels are recognized at the beginning of the reporting year.

(b)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ 948,840

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Variable Series I

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 18, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 18, 2017